TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of current trade and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composition Of Current Trade And Other Accounts Payable Abstract
Maintenance	$ 108,402	$ 375,144
Suppliers technical purchases	136,594	328,811
Professional services and advisory	131,991	129,682
Boarding Fees	209,370	171,128
Leases, maintenance and IT services	81,119	143,586
Handling and ground handling	126,464	176,142
Aircraft Fuel	52,606	77,171
Other personnel expenses	124,000	90,410
Airport charges and overflight	90,386	104,241
Marketing	37,351	49,865
Services on board	43,349	56,072
Air companies	14,496	11,250
Crew	11,428	12,007
Bonus Payable	9,450	11,144
Land services	3,049	6,553
Jol Fleet		9,891
Others	68,735	192,634
Total trade and other accounts payables	$ 1,248,790	$ 1,945,731